Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2017
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule Of Multiemployer Plans Table [Text Block]

(dollars in millions)		Pension Protection Act Zone Status		FIP/ RP Status	Contributions
Pension Fund	EIN/Pension Plan Number	2017	2016	Pending/ Implemented	2017	2016	2015	Surcharge Imposed	Expiration Date of Collective-Bargaining Agreement
National Elevator Industry Pension Plan	23-2694291	Green	Green	No	$114	$100	$88	No	July 8, 2022
Other funds					31	31	32
					$145	$131	$120

Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation Costs by Plan [Table Text Block]
We measure the cost of all share-based payments, including stock options, at fair value on the grant date and recognize this cost in the Consolidated Statement of Operations as follows:

(dollars in millions)	2017	2016	2015
Continuing operations	$192	$152	$158
Discontinued operations	—	1	17
Total compensation cost recognized	$192	$153	$175

Schedule of Stock Options Roll Forward [Table Text Block]
A summary of the transactions under all long-term incentive plans for the year ended December 31, 2017 follows:

	Stock Options		Stock Appreciation Rights		Performance Share Units		Other Incentive Shares/Units
(shares and units in thousands)	Shares	Average Price*	Shares	Average Price*	Units	Average Price**
Outstanding at:
December 31, 2016	2,023	$89.72	36,413	$87.18	1,967	$107.05	2,033
Granted	231	110.81	3,464	110.91	614	110.83	1,006
Exercised / earned	(369)	77.17	(6,770)	72.86	(2)	107.78	(441)
Cancelled	(103)	102.00	(720)	95.23	(699)	112.16	(123)
Other	(37)	$94.30	335	$92.54	(4)	$106.38	(293)
December 31, 2017	1,745	$94.35	32,722	$92.54	1,876	$106.38	2,182

*	weighted-average exercise price

**	weighted-average grant stock price

Disclosure Of Share Based Compensation Arrangements By Share Based Payment Award Text Block
The following table summarizes information about equity awards outstanding that are vested and expected to vest and equity awards outstanding that are exercisable at December 31, 2017:

	Equity Awards Vested and Expected to Vest				Equity Awards That Are Exercisable
(shares in thousands; aggregate intrinsic value in millions)	Awards	Average Price*	Aggregate Intrinsic Value	Remaining Term**	Awards	Average Price*	Aggregate Intrinsic Value	Remaining Term**
Stock Options/Stock Appreciation Rights	34,183	$91.85	$1,221	5.5 years	21,990	$84.34	$951	4.2 years
Performance Share Units/Restricted Stock	3,462	—	442	2.1 years

*	weighted-average exercise price per share

**	weighted-average contractual remaining term in years

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The following table indicates the assumptions used in estimating fair value for the years ended December 31, 2017, 2016 and 2015. Lattice-based option models incorporate ranges of assumptions for inputs; those ranges are as follows:

	2017	2016	2015
Expected volatility	19%	20%	20% - 23%
Weighted-average volatility	19%	20%	21%
Expected term (in years)	6.5	6.5	6.0 - 6.8
Expected dividend yield	2.4%	2.7%	2.2%
Risk-free rate	0.5% - 2.5%	0.2% - 2.6%	0.0% - 2.2%

Pension Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Defined Benefit Plans Disclosures [Text Block]

(dollars in millions)	2017	2016
Change in Benefit Obligation:
Beginning balance	$34,923	$35,428
Service cost	374	383
Interest cost	1,120	1,183
Actuarial loss	1,804	1,831
Total benefits paid	(1,782)	(1,660)
Net settlement, curtailment and special termination benefits	(49)	(1,566)
Other	609	(676)
Ending balance	$36,999	$34,923

Change in Plan Assets:
Beginning balance	$30,555	$31,011
Actual return on plan assets	4,258	3,202
Employer contributions	2,188	384
Benefits paid	(1,782)	(1,660)
Settlements	(41)	(1,632)
Other	511	(750)
Ending balance	$35,689	$30,555

Funded Status:
Fair value of plan assets	$35,689	$30,555
Benefit obligations	(36,999)	(34,923)
Funded status of plan	$(1,310)	$(4,368)

Amounts Recognized in the Consolidated Balance Sheet Consist of:
Noncurrent assets	$957	$451
Current liability	(70)	(72)
Noncurrent liability	(2,197)	(4,747)
Net amount recognized	$(1,310)	$(4,368)

Amounts Recognized in Accumulated Other Comprehensive Loss Consist of:
Net actuarial loss	$7,238	$7,941
Prior service cost (credit)	37	(6)
Net amount recognized	$7,275	$7,935

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets [Table Text Block]
Information for pension plans with accumulated benefit obligations in excess of plan assets:

(dollars in millions)	2017	2016
Projected benefit obligation	$22,360	$32,732
Accumulated benefit obligation	22,159	32,095
Fair value of plan assets	20,438	27,943

Schedule of Net Benefit Costs [Table Text Block]
The components of the net periodic pension (benefit) cost are as follows:

(dollars in millions)	2017	2016	2015
Pension Benefits:
Service cost	$374	$383	$493
Interest cost	1,120	1,183	1,399
Expected return on plan assets	(2,215)	(2,202)	(2,264)
Amortization of prior service credit	(36)	(33)	(11)
Recognized actuarial net loss	575	572	882
Net settlement, curtailment and special termination benefits loss	3	498	150
Net periodic pension (benefit) cost - employer	$(179)	$401	$649

Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
Other changes in plan assets and benefit obligations recognized in other comprehensive loss in 2017 are as follows:

(dollars in millions)
Current year actuarial gain	$(239)
Amortization of actuarial loss	(575)
Current year prior service cost	4
Amortization of prior service credit	36
Net settlement and curtailment loss	(11)
Other	125
Total recognized in other comprehensive loss	$(660)
Net recognized in net periodic pension (benefit) cost and other comprehensive loss	$(839)

Schedule of Amounts in Accumulated Other Comprehensive Income (Loss) to be Recognized over Next Fiscal Year [Table Text Block]
The estimated amount that will be amortized from accumulated other comprehensive loss into net periodic pension (benefit) cost in 2018 is as follows:

(dollars in millions)
Net actuarial loss	$402
Prior service credit	(41)
$361

Schedule of Assumptions Used [Table Text Block]
Major assumptions used in determining the benefit obligation and net cost for pension plans are presented in the following table as weighted-averages:

	Benefit Obligation		Net Cost
	2017	2016	2017	2016	2015
Discount rate
PBO	3.4%	3.8%	3.8%	4.1%	3.8%
Interest cost[1]	—	—	3.3%	3.4%	—
Service cost[1]	—	—	3.6%	3.8%	—
Salary scale	4.2%	4.1%	4.1%	4.2%	4.2%
Expected return on plan assets	—	—	7.3%	7.3%	7.6%

Note 1
The 2017 and 2016 discount rates used to measure the service cost and interest cost applies to our significant plans. The PBO discount rate is used for the service cost and interest cost measurements for non-significant plans.

Schedule of Allocation of Plan Assets [Table Text Block]
The fair values of pension plan assets at December 31, 2017 and 2016 by asset category are as follows:

(dollars in millions)	Quoted Prices in Active Markets For Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Not Subject to Leveling	Total
Asset Category:
Public Equities
Global Equities	$3,129	$3	$—	$—	$3,132
Global Equity Commingled Funds[1]	—	1,084	—	—	1,084
Enhanced Global Equities [2]	213	819	—	—	1,032
Global Equity Funds at net asset value[8]	—	—	—	7,599	7,599
Private Equities [3,8]	—	—	46	1,170	1,216
Fixed Income Securities
Governments	1,445	69	—	—	1,514
Corporate Bonds	—	10,929	—	—	10,929
Fixed Income Securities[8]	—	—	—	3,519	3,519
Real Estate [4,8]	—	15	1,446	396	1,857
Other [5,8]	—	287	—	2,509	2,796
Cash & Cash Equivalents [6,8]	—	79	—	498	577
Subtotal	$4,787	$13,285	$1,492	$15,691	35,255
Other Assets & Liabilities[7]					434
Total at December 31, 2017					$35,689
Public Equities
Global Equities	$4,682	$3	$—	$—	$4,685
Global Equity Commingled Funds[1]	—	367	—	—	367
Enhanced Global Equities [2]	168	1,494	—	—	1,662
Global Equity Funds at net asset value [8]	—	—	—	7,090	7,090
Private Equities [3,8]	—	—	122	1,239	1,361
Fixed Income Securities
Governments	260	54	—	—	314
Corporate Bonds	—	7,637	—	—	7,637
Fixed Income Securities[8]	—	—	—	2,788	2,788
Real Estate [4,8]	—	17	1,285	513	1,815
Other [5,8]	—	289	—	1,819	2,108
Cash & Cash Equivalents [6,8]	100	75	—	121	296
Subtotal	$5,210	$9,936	$1,407	$13,570	30,123
Other Assets & Liabilities[7]					432
Total at December 31, 2016					$30,555

Note 1	Represents commingled funds that invest primarily in common stocks.

Note 2
Represents enhanced equity separate account and commingled fund portfolios. A portion of the portfolio may include long-short market neutral and relative value strategies that invest in publicly traded, equity and fixed income securities, as well as derivatives of equity and fixed income securities and foreign currency.

Note 3	Represents limited partner investments with general partners that primarily invest in debt and equity.

Note 4	Represents investments in real estate including commingled funds and directly held properties.

Note 5	Represents insurance contracts and global balanced risk commingled funds consisting mainly of equity, bonds and some commodities.

Note 6	Represents short-term commercial paper, bonds and other cash or cash-like instruments.

Note 7	Represents trust receivables and payables that are not leveled.

Note 8
In accordance with ASU 2015-07, Fair Value Measurement (Topic 820), certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented for the total pension benefits plan assets.

Schedule of Effect of Significant Unobservable Inputs, Changes in Plan Assets [Table Text Block]
The fair value measurement of plan assets using significant unobservable inputs (Level 3) changed due to the following:

(dollars in millions)	Private Equities	Real Estate	Total
Balance, December 31, 2015	$182	$1,165	$1,347
Realized gains	46	19	65
Unrealized gains relating to instruments still held in the reporting period	5	18	23
Purchases, sales, and settlements, net	(111)	83	(28)
Balance, December 31, 2016	122	1,285	1,407
Realized gains	61	31	92
Unrealized (losses) gains relating to instruments still held in the reporting period	(47)	17	(30)
Purchases, sales, and settlements, net	(90)	113	23
Balance, December 31, 2017	$46	$1,446	$1,492

Other Postretirement Benefits Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Defined Benefit Plans Disclosures [Text Block]

(dollars in millions)	2017	2016
Change in Benefit Obligation:
Beginning balance	$805	$890
Service cost	2	3
Interest cost	29	34
Actuarial gain	(4)	(48)
Total benefits paid	(87)	(97)
Other	22	23
Ending balance	$767	$805

Change in Plan Assets:
Beginning balance	$—	$—
Employer contributions	71	80
Benefits paid	(87)	(97)
Other	16	17
Ending balance	$—	$—

Funded Status:
Fair value of plan assets	$—	$—
Benefit obligations	(767)	(805)
Funded status of plan	$(767)	$(805)

Amounts Recognized in the Consolidated Balance Sheet Consist of:
Current liability	$(72)	$(78)
Noncurrent liability	(695)	(727)
Net amount recognized	$(767)	$(805)

Amounts Recognized in Accumulated Other Comprehensive Loss Consist of:
Net actuarial gain	$(143)	$(152)
Prior service credit	(10)	(5)
Net amount recognized	$(153)	$(157)

Schedule of Net Benefit Costs [Table Text Block]
The components of net periodic benefit cost are as follows:

(dollars in millions)	2017	2016	2015
Other Postretirement Benefits:
Service cost	$2	$3	$3
Interest cost	29	34	34
Amortization of prior service credit	(1)	—	—
Recognized actuarial net gain	(9)	(4)	(4)
Net settlement and curtailment gain	—	—	(1)
Net periodic other postretirement benefit cost	$21	$33	$32

Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
Other changes in plan assets and benefit obligations recognized in other comprehensive loss in 2017 are as follows:

(dollars in millions)
Current year actuarial gain	$(2)
Current year prior service credit	(6)
Amortization of prior service credit	1
Amortization of actuarial net gain	9
Other	2
Total recognized in other comprehensive loss	$4
Net recognized in net periodic other postretirement benefit cost and other comprehensive loss	$25

Schedule of Assumptions Used [Table Text Block]
Major assumptions used in determining the benefit obligation and net cost for postretirement plans are presented in the following table as weighted-averages:

	Benefit Obligation		Net Cost
	2017	2016	2017	2016	2015
Discount rate	3.4%	3.8%	3.8%	4.0%	3.8%

Schedule of Health Care Cost Trend Rates [Table Text Block]
Assumed health care cost trend rates are as follows:

	2017	2016
Health care cost trend rate assumed for next year	7.0%	6.5%
Rate that the cost trend rate gradually declines to	5.0%	5.0%
Year that the rate reaches the rate it is assumed to remain at	2026	2022

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates [Table Text Block]
A one-percentage-point change in assumed health care cost trend rates would have the following effects:

	2017 One-Percentage-Point
(dollars in millions)	Increase	Decrease
Effect on total service and interest cost	$2	$(2)
Effect on postretirement benefit obligation	40	(35)